UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06211

Name of Fund: Merrill Lynch U.S. Treasury Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Merrill Lynch U.S. Treasury Money Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 11/30/2009

Date of reporting period: 02/28/2009

Item 1 –	Schedule of Investments

Merrill Lynch U.S. Treasury Money Fund
Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Issue	Par (000)	Value

U.S. Treasury Bills (a) - 97.5%

U.S. Treasury Bills, 0.14%, 3/05/09	$6,053	$6,052,929
U.S. Treasury Bills, 0.235% - 1.815%, 3/12/09	40,259	40,252,802
U.S. Treasury Bills, 0.04% - 1.41%, 3/19/09	89,975	89,965,553
U.S. Treasury Bills, 0.091% - 0.292%, 3/26/09	125,688	125,672,217
U.S. Treasury Bills, 0.05% - 0.175%, 4/02/09	179,576	179,561,051
U.S. Treasury Bills, 0.126% - 1.137%, 4/09/09	60,000	59,976,005
U.S. Treasury Bills, 0.12%, 4/16/09	10,000	9,998,500
U.S. Treasury Bills, 0.14%, 4/23/09	15,000	14,996,967
U.S. Treasury Bills, 0.135%, 4/29/09	4,472	4,471,027
U.S. Treasury Bills, 0.15% - 1.215%, 4/30/09	90,000	89,890,604
U.S. Treasury Bills, 0.27%, 5/07/09	10,000	9,995,050
U.S. Treasury Bills, 0.29% - 0.34%, 5/14/09	41,039	41,012,828
U.S. Treasury Bills, 0.295% - 0.30%, 5/28/09	12,099	12,090,250
U.S. Treasury Bills, 0.292% - 0.295%, 6/04/09	63,579	63,530,353
U.S. Treasury Bills, 0.30%, 6/11/09	2,500	2,497,896
U.S. Treasury Bills, 0.168% - 0.271%, 6/25/09	40,000	39,973,558
U.S. Treasury Bills, 0.32%, 7/23/09	10,000	9,987,289
U.S. Treasury Bills, 0.345%, 7/30/09	20,000	19,971,250
U.S. Treasury Bills, 0.495%, 8/20/09	10,000	9,976,488
U.S. Treasury Bills, 0.705%, 12/17/09	11,000	10,937,529

Total U.S. Treasury Bills - 97.5%		840,810,146

U.S. Treasury Notes - 2.5%

U.S. Treasury Notes, 2.625%, 3/15/09	4,100	4,103,761
U.S. Treasury Notes, 4.875%, 5/15/09	16,900	17,060,972

Total U.S. Treasury Notes - 2.5%		21,164,733

Total Investments (Cost - $861,974,879*) - 100.0%		861,974,879
Other Assets Less Liabilities - 0.0%		118,222

Net Assets - 100.0%		$862,093,101

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$861,981,101

Gross unrealized appreciation	—
Gross unrealized depreciation	$(6,222)

Net unrealized depreciation	$(6,222)

(a)	US Treasury Bills are traded on a discount basis. Rates shown are the range of discount rates paid at the time of purchase.

1

Merrill Lynch U.S. Treasury Money Fund
Schedule of Investments February 28, 2009 (Unaudited)

•

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1	—
Level 2	$861,974,879
Level 3	—

Total	$861,974,879

2

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch U.S. Treasury Money Fund

By:	/s/ Donald C. Burke

Donald C. Burke Chief Executive Officer of Merrill Lynch U.S. Treasury Money Fund

Date: April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer (principal executive officer) of
Merrill Lynch U.S. Treasury Money Fund

Date: April 22, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews Chief Financial Officer (principal financial officer) of Merrill Lynch U.S. Treasury Money Fund

Date: April 22, 2009